Trade Receivables	12 Months Ended
Dec. 31, 2025
Trade Receivables [Abstract]
Trade receivables

9. Trade receivables

	As of December 31,
	2024	2025
	USD’000	USD’000
Trade receivables	681	762

The Group normally allows credit terms of 60 days to its customers. The Group seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

The Company’s top five customers accounted for 43% and 53% of accounts receivable as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, 1 customer and 3 customers accounted for over 10% of the total accounts receivable, respectively.